Borrowings - SYNNEX United States Term Loan Credit Agreement - Additional Information (Details) - U.S. Term Loan Credit Agreement - SYNNEX U.S. $ in Thousands	12 Months Ended
Nov. 30, 2020 USD ($)
Debt Instrument [Line Items]
Term loan, original principal amount	$ 1,800,000
Line of credit facility, expiration month and year	2023-10
Quarterly installment amount	$ 665,000
London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Minimum LIBOR rate	0.00%
The Greater of The Federal Funds Rate and The Overnight Bank Funding Rate
Debt Instrument [Line Items]
Interest rate	0.50%
Eurodollar
Debt Instrument [Line Items]
Interest rate	1.00%
Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate	1.25%
Minimum | Base Rate
Debt Instrument [Line Items]
Interest rate	0.25%
Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate	1.75%
Maximum | Base Rate
Debt Instrument [Line Items]
Interest rate	0.75%